Financial assets and liabilities	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Financial assets and liabilities

19. Financial assets and liabilities

a) Classification

The Company classifies its financial instruments in accordance with the purpose for which they were acquired, and determines the classification and initial recognition according to the following categories:

		June 30, 2024				December 31, 2023
Financial assets	Notes	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total
Current
Cash and cash equivalents	21	6,479	-	-	6,479	3,609	-	-	3,609
Short-term investments	21	-	-	61	61	-	-	51	51
Derivative financial instruments	18	-	-	168	168	-	-	271	271
Accounts receivable	10	409	-	1,923	2,332	362	-	3,835	4,197
Judicial deposits	26(c)	-	-	-	-	611	-	-	611
		6,888	-	2,152	9,040	4,582	-	4,157	8,739
Non-current
Judicial deposits	26(c)	585	-	-	585	798	-	-	798
Restricted cash	13	4	-	-	4	4	-	-	4
Derivative financial instruments	18	-	-	109	109	-	-	544	544
Investments in equity securities	13	-	47	-	47	-	45	-	45
		589	47	109	745	802	45	544	1,391
Total of financial assets		7,477	47	2,261	9,785	5,384	45	4,701	10,130

Financial liabilities
Current
Suppliers and contractors	12	4,769	-	-	4,769	5,272	-	-	5,272
Derivative financial instruments	18	-	-	135	135	-	-	36	36
Loans and borrowings	21	910	-	-	910	824	-	-	824
Leases	22	177	-	-	177	197	-	-	197
Liabilities related to the concession grant	13(a)	745	-	-	745	591	-	-	591
Other financial liabilities - Related parties	29	144	-	-	144	290	-	-	290
Advances and other financial obligations	13	508	-	-	508	759	-	-	759
		7,253	-	135	7,388	7,933	-	36	7,969
Non-current
Derivative financial instruments	18	-	-	105	105	-	-	95	95
Loans and borrowings	21	12,860	-	-	12,860	11,647	-	-	11,647
Leases	22	1,183	-	-	1,183	1,255	-	-	1,255
Participative shareholders' debentures	20	-	-	2,451	2,451	-	-	2,874	2,874
Liabilities related to the concession grant	13(a)	2,979	-	-	2,979	3,278	-	-	3,278
		17,022	-	2,556	19,578	16,180	-	2,969	19,149
Total of financial liabilities		24,275	-	2,691	26,966	24,113	-	3,005	27,118

b) Hierarchy of fair value

		June 30, 2024				December 31, 2023
	Notes	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	21	61	-	-	61	51	-	-	51
Derivative financial instruments	18	-	277	-	277	-	815	-	815
Accounts receivable	10	-	1,923	-	1,923	-	3,835	-	3,835
Investments in equity securities	13	-	47	-	47	-	45	-	45
		61	2,247	-	2,308	51	4,695	-	4,746

Financial liabilities
Derivative financial instruments	18	-	240	-	240	-	131	-	131
Participative shareholders' debentures	20	-	2,451	-	2,451	-	2,874	-	2,874
		-	2,691	-	2,691	-	3,005	-	3,005

There were no transfers between levels 1, 2 and 3 of the fair value hierarchy during the period presented.

c) Fair value of loans and borrowings

	June 30, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
Quoted in the secondary market:
Bonds	8,253	8,227	7,253	7,404
Debentures	117	117	221	213
Debt contracts in Brazil in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	196	196	250	250
Basket of currencies and bonds in US$ indexed to SOFR	153	163	153	168
Debt contracts in the international market in:
US$, with variable and fixed interest	4,976	5,296	4,504	4,950
Other currencies, with variable interest	9	8	9	9
Other currencies, with fixed interest	66	69	81	85
Total	13,770	14,076	12,471	13,079